Note 5 - Vessels, Net (Details Textual) - USD ($)					12 Months Ended
	Oct. 21, 2025	Aug. 24, 2025	Mar. 17, 2025	Jan. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization					$ 165,890,705	$ 185,465,570
Gain (Loss) on Disposition of Property Plant Equipment					2,793,749	(0)	$ (0)
Asset, Impairment Loss					$ 0	2,796,605	0
Twelve Vessels [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization						165,900,000
Smart Bunkers Monitoring Systems [Member]
Vessel Improvements							$ 1,300,000
Software for Mooring System Management [Member]
Vessel Improvements						300,000
M/V “Tasos” Vessels [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization						2,700,000
Proceeds From Sale of Vessel				$ 5,000,000
Gain (Loss) on Disposition of Property Plant Equipment			$ 2,083,596
Inventory on M/V Tasos [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization						60,000.00
M/V Eirini P [Member]
Proceeds From Sale of Vessel		$ 8,500,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 710,153
M/V Santa Cruz [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization						8,700,000
Asset, Impairment Loss						$ 2,800,000